Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	176,635,556.38	13,815
Yield Supplement Overcollateralization Amount 07/31/20	4,910,321.31	0
Receivables Balance 07/31/20	181,545,877.69	13,815
Principal Payments	8,601,607.03	281
Defaulted Receivables	43,604.91	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	4,555,097.06	0
Pool Balance at 08/31/20	168,345,568.69	13,526

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.53%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,572,861.53	96
Past Due 61-90 days	557,058.37	39
Past Due 91-120 days	128,098.28	9
Past Due 121+ days	0.00	0
Total	2,258,018.18	144

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.31%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	210,778.73
Aggregate Net Losses/(Gains) - August 2020	(167,173.82)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-1.11%
Prior Net Losses Ratio	0.17%
Second Prior Net Losses Ratio	0.44%
Third Prior Net Losses Ratio	0.69%
Four Month Average	0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	32.68

Flow of Funds	$ Amount
Collections	10,045,933.43
Investment Earnings on Cash Accounts	131.10
Servicing Fee(1)	(151,288.23)
Transfer to Collection Account	-
Available Funds	9,894,776.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	270,291.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,633,223.53
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	570,488.07
(10) Collection Account Redeposits	741,000.00

Total Distributions of Available Funds	9,894,776.30

Servicing Fee	151,288.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 08/17/20	169,978,792.22
Principal Paid	8,289,987.69
Note Balance @ 09/15/20	161,688,804.53

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2a
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2b
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-3
Note Balance @ 08/17/20	106,298,792.22
Principal Paid	8,289,987.69
Note Balance @ 09/15/20	98,008,804.53
Note Factor @ 09/15/20	42.7986046%

Class A-4
Note Balance @ 08/17/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	52,030,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	11,650,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	293,300.54
Total Principal Paid	8,289,987.69
Total Paid	8,583,288.23

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.16188%
Coupon	0.26188%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	172,735.54
Principal Paid	8,289,987.69
Total Paid to A-3 Holders	8,462,723.23

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4439374
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5476595
Total Distribution Amount	12.9915969

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7543037
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.2008196
Total A-3 Distribution Amount	36.9551233

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	197.01
Noteholders' Principal Distributable Amount	802.99

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	1,664,191.04
Investment Earnings	78.66
Investment Earnings Paid	(78.66)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$869,712.35	$2,130,285.73	$3,700,542.23
Number of Extensions	56	125	217
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	1.11%	1.84%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.